Current and Long-Term Debt - Schedule of debt by facility (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Apr. 30, 2016	Jun. 30, 2014
Disclosure of detailed information about borrowings [line items]
Current	$ 163,182,000		$ 353,012,000
Non-current portion	1,937,018,000		1,529,669,000
Total debt outstanding	2,767,193,000		1,882,681,000
K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	239,900,000		314,000,000
KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	333,000,000		366,600,000
Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	53,500,000.0
ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	113,300,000		126,400,000
ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	109,800,000		124,300,000	$ 26,500,000
BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	42,600,000		32,200,000
Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	28,900,000		32,200,000
NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	34,700,000		39,800,000
2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	196,000,000		281,200,000
2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	141,800,000
HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	15,400,000
DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	78,400,000
Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding		$ 103,900,000
ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	49,900,000
Citi / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	104,100,000
Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	169,000,000
CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	65,900,000
BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	104,200,000
CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	270,000,000
BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	109,200,000
Unsecured Senior Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	53,750,000		53,750,000
Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	57,500,000
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	328,700,000		316,500,000		$ 298,700,000
Borrowings and Finance Leases [Member]
Disclosure of detailed information about borrowings [line items]
Current	163,182,000
Non-current portion	2,604,011,000
Total debt outstanding	2,767,193,000
Available	$ 21,450,000
Vessels [member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Availability to finance vessels, percentage of contract price	60.00%
Availability to finance vessels, percentage of fair market value	60.00%
Vessels [member] | STI Jardins [Member] | Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Availability to finance vessels, percentage of contract price	60.00%
Availability to finance vessels, percentage of fair market value	60.00%
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	$ 2,803,440,000		1,920,086,000
Gross carrying amount [member] | K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	2,757,000
Non-current portion	237,162,000
Total debt outstanding	239,919,000		314,032,000
Available	0
Gross carrying amount [member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	33,650,000
Non-current portion	299,300,000
Total debt outstanding	332,950,000		366,600,000
Available	0
Gross carrying amount [member] | Credit Suisse Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	1,945,000
Non-current portion	51,543,000
Total debt outstanding	53,488,000		0
Available	0
Gross carrying amount [member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	8,887,000
Non-current portion	104,425,000
Total debt outstanding	113,312,000		126,350,000
Available	0
Gross carrying amount [member] | ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	3,388,000
Non-current portion	106,456,000
Total debt outstanding	109,844,000		124,290,000
Available	0
Gross carrying amount [member] | BNP Paribas Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	3,450,000
Non-current portion	39,100,000
Total debt outstanding	42,550,000		32,200,000
Available	0
Gross carrying amount [member] | Scotiabank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	1,110,000
Non-current portion	27,750,000
Total debt outstanding	28,860,000		32,190,000
Available	0
Gross carrying amount [member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	2,849,000
Non-current portion	31,863,000
Total debt outstanding	34,712,000		39,817,000
Available	0
Gross carrying amount [member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	20,376,000
Non-current portion	175,603,000
Total debt outstanding	195,979,000		281,184,000
Available	0
Gross carrying amount [member] | 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	11,561,000
Non-current portion	130,253,000
Total debt outstanding	141,814,000		0
Available	21,450,000
Gross carrying amount [member] | HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	1,592,000
Non-current portion	13,824,000
Total debt outstanding	15,416,000		0
Available	0
Gross carrying amount [member] | DVB 2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	5,920,000
Non-current portion	72,520,000
Total debt outstanding	78,440,000		0
Available	0
Gross carrying amount [member] | Credit Agricole Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	7,703,000
Non-current portion	96,211,000
Total debt outstanding	103,914,000		0
Available	0
Gross carrying amount [member] | ABN / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	3,076,000
Non-current portion	46,832,000
Total debt outstanding	49,908,000		0
Available	0
Gross carrying amount [member] | Citi / K-Sure Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Current	6,443,000
Non-current portion	97,609,000
Total debt outstanding	104,052,000		0
Available	0
Gross carrying amount [member] | Ocean Yield Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Current	10,263,000
Non-current portion	158,753,000
Total debt outstanding	169,016,000		0
Available	0
Gross carrying amount [member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Current	4,717,000
Non-current portion	61,198,000
Total debt outstanding	65,915,000		0
Available	0
Gross carrying amount [member] | BCFL Lease Financing (LR2s) [Member]
Disclosure of detailed information about borrowings [line items]
Current	6,742,000
Non-current portion	97,445,000
Total debt outstanding	104,187,000		0
Available	0
Gross carrying amount [member] | CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Current	18,134,000
Non-current portion	251,831,000
Total debt outstanding	269,965,000		0
Available	0
Gross carrying amount [member] | BCFL Lease Financing (MRs) [Member]
Disclosure of detailed information about borrowings [line items]
Current	10,401,000
Non-current portion	98,831,000
Total debt outstanding	109,232,000		0
Available	0
Gross carrying amount [member] | Unsecured Senior Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Current	0
Non-current portion	53,750,000
Total debt outstanding	53,750,000		53,750,000
Available	0
Gross carrying amount [member] | Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Current	0
Non-current portion	57,500,000
Total debt outstanding	57,500,000		0
Available	0
Gross carrying amount [member] | Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Current	0
Non-current portion	328,717,000
Total debt outstanding	328,717,000		316,507,000
Available	0
Gross carrying amount [member] | Borrowings and Finance Leases [Member]
Disclosure of detailed information about borrowings [line items]
Current	164,964,000
Non-current portion	2,638,476,000
Total debt outstanding	2,803,440,000
Available	21,450,000
Deferred financing fees [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion	(33,400,000)		$ (33,100,000)
Deferred financing fees [Member] | Unsecured Senior Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	800,000
Deferred financing fees [Member] | Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	1,500,000
Deferred financing fees [Member] | Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total debt outstanding	2,800,000
Deferred financing fees [Member] | Borrowings and Finance Leases [Member]
Disclosure of detailed information about borrowings [line items]
Current	(1,782,000)
Non-current portion	(34,465,000)
Total debt outstanding	(36,247,000)
Available	$ 0